SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Aggregate fair value of the equity awards vested	$ 3,054,506	$ 4,153,833	$ 6,742,535
Unrecognized employee share based compensation expense	$ 5,183,032
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 7 months 6 days